January 24, 1997


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE: Rule 24(f)-2 Notice for DFA Investment Dimensions Group Inc.
    File No.  2-73948

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 24f-2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.  Name and address of issuer:  DFA Investment Dimensions Group Inc.
                                 1299 Ocean Avenue, 11th Floor
                                 Santa Monica, CA 90401

2.  Name of each series or class of funds for which this notice is filed:
    Domestic Equity Portfolios:
    U.S. 9-10 Small Company Portfolio
    U.S. 6-10 Small Company Portfolio
    U.S. Large Company Portfolio
    U.S. Small Cap Value Portfolio
    U.S. Large Cap Value Portfolio
    DFA/AEW Real Estate Securities Portfolio
    VA Small Value Portfolio
    VA Large Value Portfolio
    Enhanced U.S. Large Company Portfolio

    International Equity Portfolios:
    Japanese Small Company Portfolio
    Pacific Rim Small Company Portfolio
    United Kingdom Small Company Portfolio
    Emerging Markets Portfolio
    Continental Small Company Portfolio
    Large Cap International Portfolio
    RWB/DFA International High Book to Market Portfolio
    DFA International Small Cap Value Portfolio
    VA International Value Portfolio
    VA International Small Portfolio
    International Small Company Portfolio

    Fixed Income Portfolio:
    DFA One-Year Fixed Income Portfolio
    DFA Five-Year Government Portfolio
    DFA Global Fixed Income Portfolio
    DFA Intermediate Government Fixed Income Portfolio
    VA Short-Term Fixed Portfolio
    VA Global Bond Portfolio
    DFA Two-Year Global Fixed Income Portfolio

3.  Investment Company Act File Number:   811-3258

    Securities Act File Number:   2-73948

4.  Last day of fiscal year for which this notice is filed: November 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                   [      ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
    beginning of the fiscal year:   -0-

8.  Number and amount of securities registered during the fiscal year other
    than pursuant to rule 24f-2:    -0-

9.  Number and aggregate sale price of securities sold during the fiscal year:

    Number:            268,644,554
    Sale Price:     $3,178,206,119

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Number:             268,644,554
    Sale Price:      $3,178,206,119

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

    Number:              13,804,594
    Sale Price:        $163,429,034

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):     $ 3,178,206,119

    (ii) Aggregate price of shares issued in connection with
    dividend reinvestment plans (from Item 11, if applicable): +  163,429,034

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                    -1,829,023,359

    (iv) Aggregate price of shares redeemed or repurchased
    and previously applied as a reduction to filing fees
    pursuant to rule 24e-2 (if applicable):                    +    -0-

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                                $1,512,611,794

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law or
    regulation:                                                /     3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                                 $  458,367.21

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                      [ X  ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

January 22, 1997

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/Michael T. Scardina
        Michael T. Scardina
        Vice President and Chief Financial Officer

Date:   January 23, 1997




January 22, 1997

DFA Investment Dimensions Group Inc.
1299 Ocean Avenue, 11th Floor
Santa Monica, CA  90401

Gentlemen:

You have informed us that, in accordance with Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), DFA Investment Dimensions Group Inc. (the "Company"), a Maryland corporation, intends to file a Rule 24f-2 Notice with the United States Securities and Exchange Commission, setting forth, among other things, that during the period beginning
December 1, 1995, and ending November 30, 1996, the Company sold, in the aggregate, 268,644,554 shares of common stock of:

U.S. 9-10 Small Company Portfolio;
U.S. 6-10 Small Company Portfolio;
U.S. Large Company Portfolio;
U.S. Small Cap Value Portfolio;
U.S. Large Cap Value Portfolio;
DFA/AEW Real Estate Securities Portfolio;
VA Small Value Portfolio;
VA Large Value Portfolio;
Enhanced U.S. Large Company Portfolio;
Japanese Small Company Portfolio;
Pacific Rim Small Company Portfolio;
United Kingdom Small Company Portfolio;
Emerging Markets Portfolio;
Continental Small Company Portfolio;
Large Cap International Portfolio;
RWB/DFA International High Book to Market Portfolio;
DFA International Small Cap Value Portfolio;
International Small Company Portfolio;
VA International Value Portfolio;
VA International Small Portfolio;
DFA One-Year Fixed Income Portfolio;
DFA Five-Year Government Portfolio;
DFA Global Fixed Income Portfolio;
DFA Intermediate Government Fixed Income Portfolio;
VA Short-Term Fixed Portfolio;
VA Global Bond Portfolio; and
DFA Two-Year Global Fixed Income Portfolio

pursuant to Rule 24f-2. The Notice is to be filed to make definite the registration of the shares of common stock sold by each Portfolio of the Company under the Securities Act of 1933 (the "1933 Act"), pursuant to the Rule during such period. You have also informed us that all of such shares, including the 13,804,594 shares issued in connection with dividend investment plans, as stated in the Notice, were issued in accordance with the provisions relating thereto in the Registration Statement of the Company under the 1933 Act as in effect during the period.

We have acted as legal counsel to the Company during the period of time referred to above and, as such, have reviewed the Articles of Incorporation of the Company; various Articles Supplementary establishing the Portfolios; the By-Laws; the Registration Statements under the 1940 and 1933 Acts and such minutes of the corporate proceedings and other documents as we deem material to our opinion.

Based on the foregoing, we are of the opinion that all of the shares of common stock of the Company described in the Rule 24f-2 Notice as having been sold pursuant to the Rule during the period, as well as the shares issued pursuant to the dividend investment plans as described in such Notice, were fully paid, non-assessable and legally issued shares of common stock of the Company.

We hereby consent to the filing of this opinion with the United States Securities and Exchange Commission as an exhibit or accompaniment to the aforementioned Rule 24f-2 Notice and as an exhibit to the Company's Registration Statement under the 1933 Act and to the reference to us in the prospectus of the Company as legal counsel who have passed upon the legality of the offering of the Company's common stock. We also consent to the filing of this opinion with the securities regulatory agencies of any states or other jurisdictions in which the common stock of the Company is offered for sale.

Very truly yours,

STRADLEY RONON STEVENS & YOUNG, LLP


By:  /s/Stephen W. Kline
     Stephen W. Kline



cc:  Catherine L. Newell, Esquire
     Mr. Joel Weiss
     Lisa A. Duda, Esquire